Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Summary of remuneration of directors and members of the executive committee
The remuneration of directors and members of the executive committee was as set forth in the table below.

	12/31/2018			12/31/2019			12/31/2020
(amounts in thousands of euros)	Salary / fees	Retirement benefits	Share based payments	Salary / fees	Retirement benefits	Share based payments	Salary / fees	Retirement benefits	Share based payments
Executive officers / VP and qualified person	692	26	337	1,077	16	334	1,242	22	448
Executive committee	1,285	30	528	1,277	10	299	1,374	25	201
Board of directors	241	—	442	321	—	125	300	—	43
Total	2,218	56	1,307	2,675	26	757	2,915	47	692